UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-2444

 NAME OF REGISTRANT:                     THE BOND FUND OF AMERICA,
                                         INC.



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 333 South Hope Street
                                         Los Angeles, CA 90071

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Julie F. Williams
                                         333 South Hope Street
                                         Los Angeles, CA 90071

 REGISTRANT'S TELEPHONE NUMBER:          213-486-9200

 DATE OF FISCAL YEAR END:                12/31

 DATE OF REPORTING PERIOD:               07/01/2004 - 06/30/2005


BFA
--------------------------------------------------------------------------------------------------------------------------
 AIRGATE PCS, INC.                                                                           Agenda Number:  932256642
--------------------------------------------------------------------------------------------------------------------------
        Security:  009367301
    Meeting Type:  Special
    Meeting Date:  15-Feb-2005
          Ticker:  PCSA
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     ADOPTION OF THE AGREEMENT AND PLAN OF MERGER,             Mgmt          For                            For
       DATED AS OF DECEMBER 7, 2004, BY AND AMONG
       ALAMOSA HOLDINGS, INC., A-CO MERGER SUB, INC.
       AND AIRGATE PCS, INC., AS DESCRIBED IN THE
       JOINT PROXY STATMENT-PROSPECTUS AND THE MERGER
       AGREEMENT.




--------------------------------------------------------------------------------------------------------------------------
 DIGITALGLOBE, INC.                                                                          Agenda Number:  932345487
--------------------------------------------------------------------------------------------------------------------------
        Security:  25389M109
    Meeting Type:  Annual
    Meeting Date:  19-May-2005
          Ticker:
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       PAUL M. ALBERT, JR.                                       Mgmt          For                            For
       JOHN HAYES                                                Mgmt          For                            For
       ANNE KARALEKAS                                            Mgmt          For                            For
       FUMINOBU KOMURA                                           Mgmt          For                            For
       MICHAEL J. PETRICK                                        Mgmt          For                            For
       H.F. SATTERLEE III                                        Mgmt          For                            For
       WALTER S. SCOTT                                           Mgmt          For                            For
       JILL D. SMITH                                             Mgmt          For                            For
       EDDY ZERVIGON                                             Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 GLOBO COMMUNICACOES PARTICIPACOES LTDA                                                      Agenda Number:  700674131
--------------------------------------------------------------------------------------------------------------------------
        Security:  P47773AB5
    Meeting Type:  EGM
    Meeting Date:  21-Apr-2005
          Ticker:
            ISIN:  USP47773AB55
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT MEETING TYPE IS OTH. THANK               Non-Voting    No Action                      *
       YOU.

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No Action                      *
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. SHOULD YOU
       HAVE ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE AT ADP. THANK YOU.

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No Action                      *
       217322 DUE TO CHANGE IN THE MEETING DATE. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

E.1    Approve: i) and sanction the proposed debt restructuring  Mgmt          No Action                      *
       plan of the Issuer and TV Globo  the  Restructuring
       insofar as it affects the Noteholders, subject
       to the satisfaction of the conditions precedent
       thereto  including the due approval and adoption,
       or receipt, as the case may be, of all the
       Required Approvals  as defined below  , all
       as more particularly described in the offer
       to purchase dated 10 FEB 2005  the  Offer to
       Purchase  ; ii) acknowledge that, as more particularly
       described in the Offer to Purchase, certain
       of the Notes tendered for purchase prior to
       the deadline for such tenders specified in
       the Offer to Purchase shall, together with
       certain of the USD 100,000,000 9.875% Series
       A Guaranteed Notes due 2006, the EUR 100,000,000
       9.750% Notes due 2004, the USD 100,000,000
       10.625% Notes due 2004 and the USD 500,000,000
       10.625% Notes due 2008 all issued by the Issuer
       and the USD 80,000,000 9.875% Notes due 2004
       issued by Globopar Overseas Ltd  together with
       the Notes, the  Existing Notes   and certain
       other debt of the Issuer and TV Globo also
       so tendered, be purchased at the closing of
       the Restructuring  the  Closing   for cash
       by TV Globo pursuant to and on the terms of
       a tender offer  the  Dutch Auction  , and assents
       to and sanctions such purchase of such Notes;
       iii) in the event the aggregate purchase price
       of all of the Notes, the other Existing Notes
       and other debt tendered pursuant to the Dutch
       Auction is less than USD 150 million, assents
       to and sanction the mandatory exchange at the
       Closing of a pro rata portion of the principal
       amount of all of the Notes, the other Existing
       Notes and certain other debt of the Issuer
       and Globopar Overseas Ltd.   Globopar Overseas
       that was not purchased pursuant to the Dutch
       Auction for cash  which shall be deemed a purchase
       by TV Globo in an aggregate amount equal to
       the difference between such aggregate purchase
       price and USD 150 million at a price equal
       to USD 0.70 for each USD 1.00 in principal
       amount of each Note, each other Existing Note
       and such other debt that is USD-denominated
       and BRL 0.70 for each BRL 1.00 in principal
       amount of such other debt that is BRL-denominated
       provided that all Euro-denominated debt shall
       be converted to US dollars at the average of
       the London closing spot rates of exchange of
       JPMorgan Chase Bank, National Association,
       London office for the 10 business days  a business
       day   Business Day   immediately following
       the date as of which this Extraordinary Resolution
       and extraordinary resolutions  the  Other Extraordinary
       Resolutions   in substantially the same form
       as this Extraordinary Resolution of holders
       of each series of Existing Notes other than
       the Notes have all been duly passed , as described
       in and on the terms set forth in the Offer
       to Purchase  the  Mandatory Purchase  ; iv)
       and sanction the exchange  at the rate and
       on the terms described in paragraph  v  below
       and the Offer to Purchase  at the Closing of
       all Notes that were not purchased pursuant
       to the Dutch Auction or the Mandatory Purchase
       if any  for the Variable Rate Series B Senior
       Secured Notes due 2011  the  Series B Notes
       issued by the Issuer and TV Globo as joint
       and several co-obligors and constituted  together
       with the Floating Rate Series A1 Senior Secured
       Notes due 2011  the  Series A1 Notes  , the
       Floating Rate Series A2 Senior Secured Notes
       due 2011  the  Series A2 Notes  , the Variable
       Rate Series C Senior Secured Notes due 2011
       the  Series C Notes , and together with the
       Series A1 Notes and the Series B Notes, the
       Converted Notes  , the Floating Rate Series
       D Senior Unsecured Notes due 2012  the  Series
       D Notes   and the Floating Rate Series E Subordinated
       Notes due 2013  the  Series E Notes    by a
       consolidated trust deed  the  Consolidated
       Trust Deed   between the Issuer and TV Globo,
       as issuers, and JPMorgan Chase Bank, National
       Association, New York office, as trustee  such
       trustee, the  New Trustee  , having the key
       terms described in the Offer to Purchase, provided
       that Existing Noteholders eligible under the
       applicable securities laws of their respective
       countries of residence to elect pursuant to
       the terms of the Conversion  as defined below
       to receive Series A1 Notes and/or Series C
       Notes in lieu of, or in addition to, Series
       B Notes  the  Eligible Noteholders   who have
       made such an election in notices of elections
       effectively submitted prior to the deadline
       specified in the Offer to Purchase shall have
       those of their Notes that were not purchased
       pursuant to the Dutch Auction or the Mandatory
       Purchase  if any  exchanged on the Closing
       Date for Series A1 Notes, Series B Notes and/or
       Series C Notes in accordance with such elections,
       pursuant to and in accordance with the terms
       of the Conversion  as defined below  and the
       other elements of the Restructuring  including
       but not limited to certain principal amount
       caps and oversubscription procedures   such
       exchange together with the Mandatory Purchase,
       collectively, the  Conversion  ; v  acknowledge
       that pursuant to the terms of the Conversion
       and the other elements of the Restructuring,
       a) the Conversion described in paragraph  iv
       above shall be at a rate of USD 1.00 in nominal
       principal amount of Converted Notes for each
       USD 1.00 in claim amount  the  Claim Amount
       related to Notes held by a Noteholder  which
       Claim Amount shall be equal to the sum of
       i  the aggregate principal amount of such Noteholder
       s Notes, less any principal amount purchased
       pursuant to the Dutch Auction or the Mandatory
       Purchase  if any  and ii) interest accrued
       at the applicable non-default contract rate
       of interest up to and including 31 DEC 2002
       on the aggregate amount described in (i) above
       , and (b) as part of the Conversion described
       in paragraph  iv  above, certain interest deemed
       to be accrued on the Notes of any Noteholder
       from 01 JAN 2003 shall be added to the initial
       principal amount of the series of Converted
       Notes for which such Notes are to be exchanged
       and which will be issued to such Noteholder
       on the Closing Date or paid in cash on the
       Closing Date in accordance with paragraph
       vii  below, and assent to and sanction such
       Conversion of the Notes on such terms; vi)
       acknowledge that, pursuant to the terms of
       the Conversion and the other elements of the
       Restructuring, as of the Closing Date, each
       Noteholder shall cease to have any rights under
       or in respect of the Notes  including any right
       to receive payment of any unpaid principal,
       interest or other amounts due  except as otherwise
       provided in this Extraordinary Resolution
       and shall in exchange therefor  subject to
       any purchase pursuant to the Dutch Auction
       or the Mandatory Purchase  have those rights
       that derive solely from the terms and conditions
       of the Converted Notes held by such Noteholder
       as set out in the Consolidated Trust Deed and
       as the same may be amended from time to time
       in accordance with the provisions thereof and
       all the Notes  including the Notes that are
       purchased pursuant to the Dutch Auction and
       Mandatory Purchase  shall be cancelled, all
       as more particularly described in the Offer
       to Purchase, and assent to and sanction such
       exchange of each Noteholder s rights; contd..

       contd.. vii) acknowledge that, pursuant to the            Non-Voting    No Action                      *
       terms of the Conversion and the other elements
       of the Restructuring, from the Closing, a)
       interest accrued on the Notes of any Noteholder
       during the period from and including 01 JAN
       2003 to and including 30 SEP 2004 shall be
       deemed to be an amount equal to the interest
       that would have accrued if Converted Notes
       of the same series and in the same relative
       proportions as those to be issued to such Noteholder
       at the date  the  Closing Date   of completion
       of the Closing  had been issued to such Noteholder
       on 01 JAN 2003  04 MAY 2004 with respect to
       Series C Notes  in the aggregate principal
       amount equal to the Claim Amount, and the interest
       on such Converted Notes had accrued and been
       capitalized as specified such interest calculated
       with reference to a particular series of Converted
       Notes shall be added to the initial principal
       amount of that series of Converted Notes issued
       to such Noteholder on the Closing Date  such
       aggregate amount, the  Converted Note 30 SEP
       2004 Principal Amount  ; and b) interest accrued
       on the Notes of any Noteholder during the period
       from and including 01 OCT 2004 to but excluding
       the interest payment date immediately preceding
       the Closing Date of the series of Converted
       Notes for which such Notes are to be exchanged
       shall be deemed to be an amount equal to the
       aggregate amount of interest that would have
       accrued on the Converted Note 30 SEP 2004 Principal
       Amount  with respect to Converted Notes of
       the same series and in the same relative proportions
       as those actually issued to such Noteholder
       on the Closing Date  if such amount had been
       issued to such Noteholder on 01 OCT 2004; such
       interest calculated with reference to the Series
       A1 Notes and Series B Notes shall be paid in
       cash on the Closing Date and such interest
       calculated with reference to the Series C Notes
       shall be divided so that 50% of such interest
       shall be paid in cash on the Closing Date and
       50% of such interest shall be capitalized as
       of the interest payment date of the Series
       C Notes immediately preceding the Closing Date
       and added to the initial principal amount of
       such Noteholder s Series C Notes; and assent
       to and sanction such treatment of such interest
       accrued on the Notes; viii) and sanction the
       payment at the Closing to those of the Noteholders,
       the other Existing Noteholders and certain
       other creditors of the Issuer and Globopar
       Overseas who are issued Series A1 Notes and/or
       Series A2 Notes at the Closing of all amounts
       in respect of principal that would have been
       due in April 2005 with respect to such Series
       A1 Notes and/or Series A2 Notes had the Closing
       occurred prior to such date; ix) to discharge
       the Existing Trustee from all or any liability
       in relation to the Trust Deed and any acts
       or omissions of the Existing Trustee on or
       prior to the Closing Date; x) and sanction
       the prepayment, by or on behalf of the Issuer
       or TV Globo on or before the Closing Date,
       of certain intercompany debt to fund an initial
       contribution of not less than USD 25,000,000
       and not more than USD 110,000,000 to a debt
       service reserve account established in connection
       with the Consolidated Trust Deed and held by
       the New Trustee for the benefit of the holders
       of the Converted Notes and the Series A2 Notes;
       xi) and sanction a payment at the Closing of
       USD 10,000,000 by or on behalf of the Issuer
       or TV Globo to those of the Noteholders, the
       other Existing Noteholders and certain other
       creditors of the Issuer and Globopar Overseas
       who are issued Converted Notes, Series A2 Notes
       or Series D Notes at the Closing pro rata based
       upon the proportion that the principal amount
       of each of the Converted Notes, Series A2 Notes
       or Series D Notes, calculated as of 30 SEP
       2004, bears to the principal amount of all
       of the Converted Notes, Series A2 Notes and
       Series D Notes calculated as of 30 SEP 2004
       for the avoidance of doubt, excluding any
       payment-in-kind interest accrued on Series
       C Notes from such date , such payment to holders
       of Converted Notes and Series A2 Notes to be
       made in cash and such payment to holders of
       Series D Notes to be capitalized and added
       to the principal amount of Series D Notes such
       holders are issued  provided that for purposes
       of the pro rata allocation described in this
       Paragraph (xi), all BRL-denominated debt shall
       be converted to USD at a rate of BRL 3 to USD
       1 ; xii) authorize the Issuer  or JPMorgan
       Chase Bank, National Association, New York
       office as conversion agent for the Restructuring
       the  Conversion Agent  , or any other agent
       of the Issuer, acting on the Issuer s behalf
       and instructions  to instruct the clearing
       systems through which the Notes are held to
       prohibit transfers of the Notes during the
       period during which the Dutch Auction and the
       Conversion  including for the avoidance of
       doubt the Mandatory Purchase  are being settled
       in such clearing systems  the  Freeze Period
       so that no delivery of any Note or any interest
       therein may be made during such period, which
       Freeze Period shall be the shortest period
       reasonably necessary to facilitate settlement
       of the Dutch Auction and the Conversion  including
       for the avoidance of doubt the Mandatory Purchase
       , authorize the Issuer  or the Conversion Agent
       or any other agent of the Issuer, acting on
       the Issuer s behalf and instructions  in its
       sole discretion to notify such clearing systems
       of the dates on which the Freeze Period shall
       commence and terminate, and waives any breach
       of the Trust Deed or the terms and conditions
       of the Notes that would arise by reason of
       such prohibition of transfers or such instruction
       or notification; xiii) acknowledge and agree
       that the Conversion  including for the avoidance
       of doubt the Mandatory Purchase , the Dutch
       Auction and the other elements of the Restructuring
       will only be implemented if, among other things:
       a) this Extraordinary Resolution is duly passed
       in accordance with the Trust Deed and the Notes;
       b) each of the other Extraordinary Resolutions
       is duly passed in accordance with each of the
       trust deeds or fiscal agency agreements, as
       the case may be, governing each relevant series
       of Existing Notes other than the Notes; c)
       the Issuer has satisfied itself in its own
       discretion that, had the Eligible Noteholders
       who attended and/or were represented and/or
       appointed a proxy in respect of each meeting
       convened to consider each of the Extraordinary
       Resolution and the Other Extraordinary Resolutions
       and voted in respect of each of the Extraordinary
       Resolution and the Other Extraordinary Resolutions
       been the only Existing Noteholders so to attend,
       be represented or appoint a proxy and vote,
       each of the Extraordinary Resolution and Other
       Extraordinary Resolutions would have been duly
       passed in accordance with each of the trust
       deeds or fiscal agency agreements, as the case
       may be, governing the relevant series of Existing
       Notes, and the Existing Notes issued pursuant
       thereto  such matters specified in (a), (b)
       and (c) together, the  Required Approvals
       ; and d) each of the conditions to Closing
       set forth in a restructuring agreement  the
       Restructuring Agreement   recording certain
       terms, conditions and procedures which will
       apply to the implementation of the Restructuring
       to be entered into between the Issuer, Globopar
       Overseas, TV Globo and certain other parties,
       which shall have the key terms described in
       the Offer to Purchase and be in a form agreed
       to by each of Bingham McCutchen LLP, Machado,
       Meyer, Sendacz e Opice; contd

       contd... Advogados and Clifford Chance US LLP             Non-Voting    No Action                      *
       together,  Committee Counsel  , has been complied
       with; xiv) to declare that: a) the Existing
       Trustee shall not have any liability to any
       one or more of the Noteholders or any beneficial
       owner of the Notes in relation to the Existing
       Trustee s acts or omissions required by or
       incidental to this Extraordinary Resolution
       or under the terms of the Restructuring and
       the Dutch Auction and the Conversion  including
       for the avoidance of doubt the Mandatory Purchase
       thereunder, and, without limiting the generality
       of the foregoing, declare and acknowledge that
       neither the Existing Trustee nor the New Trustee
       has any responsibility for (1) the terms of
       this Extraordinary Resolution and any documents
       entered into pursuant hereto, the Offer to
       Purchase or the confidential information memorandum
       and consent solicitation dated 10 FEB 2005
       that the Issuer has made available to Eligible
       Noteholders, (2) the Restructuring generally
       or (3) the Converted Notes or the rights of
       the Noteholders in relation thereto; b) Committee
       Counsel shall have no liability to any one
       or more of the Noteholders arising out of or
       in any way connected with the negotiation,
       preparation, execution or perfection of any
       document executed and/or delivered in connection
       with the Restructuring; c) there is no present
       or future claim arising from any act or omission
       by the Existing Trustee in connection with
       the Notes; and d) no Member of the Steering
       Committee  as identified in the Offer to Purchase
       or any of its agents or advisors shall have
       any liability to any one or more of the Noteholders
       in respect of its taking or omitting to take
       any action in connection with the negotiation
       and documentation of the Restructuring; xv)
       sanction every exchange, conversion, variation,
       abrogation, modification, compromise and arrangement
       in respect of the rights of the Noteholders
       under the Trust Deed and the Notes contemplated
       by or resulting from the Dutch Auction, the
       Conversion  including for the avoidance of
       doubt the Mandatory Purchase , the other elements
       of the Restructuring, this Extraordinary Resolution
       and any documents entered into pursuant hereto
       and thereto and the implementation of the transactions
       contemplated hereby and thereby; xvi) authorize
       and request each of the Existing Trustee and
       the New Trustee to take such further action
       and execute all such further deeds, instruments,
       documents, acts and things as each of the Existing
       Trustee or the New Trustee may in its absolute
       discretion consider necessary or desirable
       to carry out and give effect to the Dutch Auction,
       the Conversion  including for the avoidance
       of doubt the Mandatory Purchase  and the other
       elements of the Restructuring insofar as they
       affect the Noteholders and the terms of this
       Extraordinary Resolution and any documents
       entered into pursuant hereto or thereto or
       in connection herewith or therewith; xvii)
       acknowledge and accepts that this Extraordinary
       Resolution  other than this paragraph (xvii)
       shall not come into effect and the rights
       and obligations under the Trust Deed and the
       Notes shall remain in full force and effect
       until, among other things, all the Required
       Approvals, other than this Extraordinary Resolution,
       have been duly approved and adopted or received,
       as the case may be; xviii) acknowledge and
       accept that, notwithstanding the obtaining
       of each of the Required Approvals, if (a) the
       Closing Date has not occurred by 29 JUL 2005,
       (b) the Restructuring Agreement has not been
       fully executed within 10 Business Days following
       the date as of which this Extraordinary Resolution
       and the Other Extraordinary Resolutions have
       all been duly passed or (c) a bankruptcy or
       insolvency event specified in the Restructuring
       Agreement occurs, this Extraordinary Resolution
       other than this paragraph (xviii)  shall cease
       to have any effect; and xix) authorize each
       of the Existing Trustee and the New Trustee
       to rely without liability for any such reliance
       on (a) any notification from the Issuer, Committee
       Counsel or the Conversion Agent as to whether
       the Required Approvals have been obtained or
       waived or as to the occurrence of the Closing
       Date and (b) any notification from the Issuer,
       Bondholder Communications Group, as tabulation
       agent for the Restructuring, or the Conversion
       Agent, as to the amount to be issued under
       the Consolidated Trust Deed, of each of Series
       A1 Notes, Series A2 Notes, Series B Notes,
       Series C Notes, Series D Notes and Series E
       Notes pursuant to the Conversion and the other
       elements of the Restructuring




--------------------------------------------------------------------------------------------------------------------------
 NEW PLAN EXCEL REALTY TRUST, INC.                                                           Agenda Number:  932288966
--------------------------------------------------------------------------------------------------------------------------
        Security:  648053700
    Meeting Type:  Annual
    Meeting Date:  11-May-2005
          Ticker:  NXLRZ
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       RAYMOND H. BOTTORF                                        Mgmt          For                            For
       MATTHEW GOLDSTEIN                                         Mgmt          For                            For
       GREGORY WHITE                                             Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 VERSATEL TELECOM INTL N V                                                                   Agenda Number:  700711903
--------------------------------------------------------------------------------------------------------------------------
        Security:  N93195100
    Meeting Type:  AGM
    Meeting Date:  18-May-2005
          Ticker:
            ISIN:  NL0000391266
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Opening                                                   Non-Voting    No Action                      *

2.a    Approve the report of the Management Board                Mgmt          No Action                      *

2.b    Approve the report and the preliminary advice             Mgmt          No Action                      *
       of the Supervisory Board

2.c    Approve to establish the annual accounts                  Mgmt          No Action                      *

2.d    Grant discharge from the liability to the Management      Mgmt          No Action                      *
       Board for FY 2004

2.e    Grant discharge from the liability to the Supervisory     Mgmt          No Action                      *
       Board for FY 2004

3.     Approve the reservation and dividend policy               Mgmt          No Action                      *

4.     Appoint an Auditor shares of the Company                  Mgmt          No Action                      *

5.     Corporate Governance                                      Mgmt          No Action                      *

6.a    Approve the establishment of the remuneration             Mgmt          No Action                      *
       policy of the Management Board

6.b    Approve the Long Term Incentive Plan                      Mgmt          No Action                      *

6.c    Approve the remuneration of the Supervisory               Mgmt          No Action                      *
       Board

7.     Authorize the Management Board to issue shares            Mgmt          No Action                      *
       subject to the preceding approval of the Supervisory
       Board

8.     Authorize the Management Board to acquire own             Mgmt          No Action                      *
       shares of the Company

9.     Amend the Articles of Association                         Mgmt          No Action                      *

10.    Any other business                                        Other         No Action                      *

11.    Closing                                                   Non-Voting    No Action                      *




--------------------------------------------------------------------------------------------------------------------------
 WILSHIRE FINANCIAL SERVICES GROUP IN                                                        Agenda Number:  932204910
--------------------------------------------------------------------------------------------------------------------------
        Security:  971867205
    Meeting Type:  Annual
    Meeting Date:  22-Jul-2004
          Ticker:  WFSG
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       HOWARD AMSTER                                             Mgmt          For                            For
       ROBERT M. DEUTSCHMAN                                      Mgmt          For                            For
       LARRY B. FAIGIN                                           Mgmt          For                            For
       STEPHEN P. GLENNON                                        Mgmt          For                            For
       ROBERT H. KANNER                                          Mgmt          For                            For
       EDMUND M. KAUFMAN                                         Mgmt          For                            For
       JOSEPH W. KILEY III                                       Mgmt          For                            For
       WILLIAM D. KING                                           Mgmt          For                            For
       JOHN J. LANNAN                                            Mgmt          For                            For
       DANIEL A. MARKEE                                          Mgmt          For                            For

02     AMENDMENT OF THE COMPANY S CERTIFICATE OF INCORPORATION   Mgmt          For                            For
       TO CHANGE THE COMPANY S NAME TO BEVERLY HILLS
       BANCORP.




--------------------------------------------------------------------------------------------------------------------------
 XO COMMUNICATIONS, INC.                                                                     Agenda Number:  932314343
--------------------------------------------------------------------------------------------------------------------------
        Security:  983764838
    Meeting Type:  Annual
    Meeting Date:  09-May-2005
          Ticker:  XOCM
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       CARL C. ICAHN                                             Mgmt          For                            For
       CARL J. GRIVNER                                           Mgmt          For                            For
       JON F. WEBER                                              Mgmt          For                            For
       ADAM DELL                                                 Mgmt          For                            For
       FREDRIK C. GRADIN                                         Mgmt          For                            For
       VINCENT J. INTRIERI                                       Mgmt          For                            For
       ROBERT L. KNAUSS                                          Mgmt          For                            For
       KEITH MEISTER                                             Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 ZILOG, INC.                                                                                 Agenda Number:  932331743
--------------------------------------------------------------------------------------------------------------------------
        Security:  989524301
    Meeting Type:  Annual
    Meeting Date:  26-May-2005
          Ticker:  ZILG
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       JAMES THORBURN                                            Mgmt          For                            For

02     FOR RATIFICATION OF THE SELECTION OF KPMG LLP             Mgmt          For                            For
       AS OUR INDEPENDENT AUDITORS.




--------------------------------------------------------------------------------------------------------------------------
 ZILOG-MOD III, INC.                                                                         Agenda Number:  932203196
--------------------------------------------------------------------------------------------------------------------------
        Security:  989527205
    Meeting Type:  Annual
    Meeting Date:  16-Jul-2004
          Ticker:  ZILMU
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     AMENDMENT OF OUR CERTIFICATE OF INCORPORATION             Mgmt          For                            For
       TO AUTHORIZE STOCKHOLDERS TO FIX THE NUMBER
       OF AUTHORIZED DIRECTORSHIPS AND TO SET THE
       NUMBER OF DIRECTORSHIPS.

02     DIRECTOR
       MICHAEL D. BURGER                                         Mgmt          For                            For
       FEDERICO FAGGIN                                           Mgmt          For                            For
       ROBIN A. ABRAMS                                           Mgmt          For                            For
       DAVID G. ELKINS                                           Mgmt          For                            For
       JAMES THORBURN                                            Mgmt          For                            For
       RICHARD SANQUINI                                          Mgmt          For                            For
       JOSEPH COLONNETTA                                         Mgmt          For                            For

03     1) AUTHORIZATION OF JOSEPH COLONNETTA, ACTING             Mgmt          For                            For
       AS GROUP DESIGNEE, TO: (I) APPROVE THE SALE
       OF SUBSTANTIALLY ALL OF OUR ASSETS FOR AGGREGATE
       CONSIDERATION OF $26,000,000, AND (II) AUTHORIZE
       OUR MANAGEMENT TO SELL THE REMAINING ASSETS
       OF THE COMPANY WITHOUT FURTHER APPROVAL; AND
       2) AMEND OUR CERTIFICATE OF INCORPORATION TO
       PROVIDE FOR THE REDEMPTION OF THE SERIES A
       PREFERRED STOCK.

04     APPROVAL OF THE SALE OF SUBSTANTIALLY ALL OF              Mgmt          For                            For
       OUR ASSETS FOR AN AGGREGATE CONSIDERATION OF
       $26,000,000, AND AN AMENDMENT TO OUR CERTIFICATE
       OF INCORPORATION TO REDEEM THE SERIES A PREFERRED
       STOCK.



An * in the For/Against management field indicates management position unknown since information regarding non-U.S. issuers is not readily available.


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         THE BOND FUND OF AMERICA, INC.
By (Signature)       /s/ Abner D. Goldstine
Name                 Abner D. Goldstine
Title                President and Principal Executive Officer
Date                 08/24/2005